Organization	12 Months Ended
Dec. 31, 2022
Organization
Organization

1.        Organization

NightHawk Biosciences is a fully integrated biopharmaceutical company specializing in the end-to-end development, manufacturing, and commercialization of innovative medical countermeasures that combat unmet and emerging biothreats. Our ecosystem is driven by the discovery efforts of our subsidiary, Skunkworx Bio, Inc. (“Skunkworx”) and the bioanalytical, process development and biomanufacturing capabilities of our subsidiary, Scorpius Biomanufacturing, Inc. (“Scorpius”).

Scorpius pairs cGMP biomanufacturing and quality control expertise with cutting edge capabilities in immunoassays, molecular assays, and bioanalytical methods to support cell- and gene-based therapies as well as large molecule biologics. Scorpius decreases our dependence on third-party contract research and development biomanufacturing organizations (CDMOs) for the manufacture of ANTHIM® (obiltoxaximab) and other assets and allows us to be opportunistic in offering excess capacity to third parties as a fee-for-service model.  Our lead facility commenced operations in October 2022 in San Antonio, Texas.  Planning and development efforts are underway on a potential commercial manufacturing facility to be built in Manhattan, Kansas in the coming years.

During the past year, our priorities have shifted to our biomanufacturing capabilities resulting in a refocusing of our resources and efforts towards biodefense and biomanufacturing and away from our clinical-stage oncology assets including HS-110 and PTX-35.

Effective May 3, 2022, Heat Biologics, Inc. changed its name to NightHawk Biosciences, Inc. (the “Company”) by filing a Certificate of Amendment (the “Certificate of Amendment”) to its Third Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware.

Discontinued Operations

In September 2023, the Company commenced the active marketing for the sale of  Elusys Therapeutics, Inc. (“Elusys”). Elusys was acquired in April 2022 and the business is comprised of our business of the clinical and commercial biodefense expertise.  The monoclonal antibody ANTHIM® (obiltoxaximab) received FDA approval and orphan drug exclusivity in 2016 for the treatment of inhalational anthrax in combination with antibiotics, and as a prophylaxis when alternative therapies are not available or are not appropriate. Additionally, ANTHIM® was approved in 2020 as the only licensed anthrax antitoxin treatment in the European Union (“EU”) and Canada, and in 2021 in the United Kingdom. Working closely with Biomedical Advanced Research and Development Authority (“BARDA”), the National Institute of Allergy and Infectious Disease (“NIAID”), and the Department of Defense (“DoD”), Elusys has successfully advanced ANTHIM® to the commercial stage and provides the therapeutic for inclusion in both the US Strategic National Stockpile (“SNS”) and the Public Health Agency of Canada Office of Emergency Response Services Depot.